Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

Commitments

The assets pledged as collaterals for loans of the Group is discussed in Note 13 BANK BORROWINGS.

The following table sets forth the Group’s contractual obligations as of December 31, 2022:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$

Long-term bank borrowings (i)	10,000	1,450	-	10,000	-	-
Operating lease liabilities (ii)	6,485	940	1,696	1,785	1,991	1,013
Loan payable to WuYi Transportation Construction (iii)	6,500	942	6,500	-	-	-
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) (iv)	1,281	186	1,281	-	-	-
Total	24,266	3,518	9,477	11,785	1,991	1,013

(i)	The Group’s commitment for long-term bank borrowings as of December 31, 2022 is discussed in Note 13 BANK BORROWINGS.

(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2022 is discussed in Note 15 LEASES.

(iii)	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2022 is discussed in Note 16 LOAN PAYABLES and Note 23 SUBSEQUENT EVENTS.

(iv)	The Group’s commitment for the payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) as of December 31, 2022 is discussed in Note 23 SUBSEQUENT EVENTS.

Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of December 31, 2022.

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole except the following:

A contingency provision of RMB2,900 (US$420) was accounted for. Youpin Automobile Service Group Co. Ltd. (“Youpin”) was a party of a lawsuit commenced by Anhui Juhu Menchuang Technologies Company Limited (“Anhui Juhu”), in which Youpin was requested to pay the rent for an office of RMB2,000 and a penalty for breach of contract of RMB900, resulting from the early termination of the lease contract. Youpin lost the first trial on April 20, 2023. Since relevant economic loss is probable and reliably measured, relevant cash out flow of RMB2,900 (US$420) was provided.

Guarantees

From August 2021 to November 2021, Youguan Financial Leasing provided a total of RMB6,257 (US$907) guarantee to its five customers who entered into two five-year guarantees, one three-year guarantee and two four-year guarantees. As of the date of this annual report, all these loans are under normal repayment by these five customers.